CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Held-to-maturity Securities, Fair Value	$ 8,547,832	$ 9,993,816
Loans and Leases Receivable, Allowance	$ 6,747,000	$ 6,095,000
Preferred stock, no par value	$ 0	$ 0
Preferred stock, per share liquidation	$ 1,000	$ 1,000
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued	17,123	17,123
Preferred stock, outstanding	17,123	17,123
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	20,000,000	100,000,000
Common stock, shares issued	5,403,159	5,342,670
Common Stock, Shares, Outstanding	5,403,159	5,342,670